United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: Dec 31, 2010"
Check here if Amendment [  X  ]

Institutional Investment Manager Filing This Report:

"Name:    Foster & Motley, Inc."
"Address: 7755 Montgomery Road, Suite 100"
"         Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, March 10, 2011"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	119
Form 13F Information Table Value Total:  251,125 (thousands)

List of Other Included Managers:  None

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                                                                         Form 13F Information Table

                                           Title of                           Value                 Investment   Other  Voting Auth
                    Name of Issuer          Class               CUSIP        (x$1000)     Shares    Discretion   Managers      Sole
3M Company                                   com               88579Y101       5,547     64,278        sole                 64,278
A T & T Inc.                                 com               00206R102       1,873     63,737        sole                 63,737
Abbott Laboratories                          com               002824100       3,025     63,138        sole                 63,138
Accenture Ltd Cl A                           com               G1151C101       1,810     37,319        sole                 37,319
Adams Express Co                             com               006212104         145     13,464        sole                 13,464
AFLAC Inc                                    com               001055102       3,556     63,024        sole                 63,024
American Express Company                     com               025816109       1,958     45,618        sole                 45,618
Annaly Capital Management                    com               035710409       6,102    340,531        sole                340,531
Archer-Daniels-Midland Co                    com               039483102       3,296    109,580        sole                109,580
Auto Data Processing                         com               053015103       1,279     27,645        sole                 27,645
Bank of Hawaii Corporation                   com               062540109         958     20,290        sole                 20,290
Baxter International Inc                     com               071813109         879     17,372        sole                 17,372
Becton Dickinson & Co                        com               075887109       5,447     64,442        sole                 64,442
Bemis Co Inc                                 com               081437105       2,833     86,745        sole                 86,745
BlackRock Senior High Inc Fund               com               09255T109          46     11,950        sole                 11,950
Bristol-Myers Squibb Co                      com               110122108       4,451    168,075        sole                168,075
C V S Caremark Corp.                         com               126650100         526     15,118        sole                 15,118
CenturyLink                                  com               156700106       1,438     31,139        sole                 31,139
Cerner Corp                                  com               156782104         512      5,406        sole                  5,406
Chevron Corp                                 com               166764100       7,300     79,998        sole                 79,998
Chubb Corp                                   com               171232101       5,155     86,440        sole                 86,440
Cincinnati Financial Cp                      com               172062101         814     25,698        sole                 25,698
Cisco Systems Inc                            com               17275R102         542     26,795        sole                 26,795
Coca Cola Company                            com               191216100         359      5,452        sole                  5,452
Cohen & Steers Quality Income Realty Fd      com               19247L106         667     77,131        sole                 77,131
Colgate-Palmolive Co                         com               194162103         869     10,808        sole                 10,808
Computer Sciences Corp                       com               205363104         362      7,300        sole                  7,300
ConAgra Foods, Inc.                          com               205887102         578     25,610        sole                 25,610
ConocoPhillips                               com               20825C104       4,889     71,789        sole                 71,789
Corning Inc                                  com               219350105       1,698     87,900        sole                 87,900
Dominion Resources Inc.                      com               25746U109         807     18,900        sole                 18,900
DTF Tax free Income Inc.                     com               23334J107       1,210     81,660        sole                 81,660
Du Pont E I De Nemour&Co                     com               263534109         340      6,825        sole                  6,825
EastGroup Properties Inc.                    com               277276101       1,130     26,690        sole                 26,690
Eaton Corporation                            com               278058102       2,276     22,425        sole                 22,425
Eaton Vance Ltd Duration Inc Fd              com               27828H105         198     12,330        sole                 12,330
Eli Lilly & Company                          com               532457108         213      6,091        sole                  6,091
Equifax Inc                                  com               294429105         590     16,575        sole                 16,575
Exxon Mobil Corporation                      com               30231G102       5,534     75,685        sole                 75,685
Family Dollar Stores Inc                     com               307000109         431      8,670        sole                  8,670
Franklin Street Properties Corp.             com               35471R106       1,049     73,615        sole                 73,615
General Dynamics Corp                        com               369550108         265      3,735        sole                  3,735
General Electric                             com               369604103         500     27,312        sole                 27,312
General Mills Inc                            com               370334104       4,357    122,420        sole                122,420
Hasbro Inc                                   com               418056107       2,433     51,558        sole                 51,558
Healthcare Realty Trust                      com               421946104         389     18,375        sole                 18,375
Hess Corporation                             com               42809H107       3,912     51,110        sole                 51,110
Hewlett-Packard Company                      com               428236103       4,591    109,061        sole                109,061
Highwood Properties Inc                      com               431284108         644     20,205        sole                 20,205
Hospitality Properties Trust                 com               44106M102       1,253     54,384        sole                 54,384
Hudson City Bancorp, Inc.                    com               443683107       4,041    317,185        sole                317,185
Hugoton Royalty Trust                        UNIT BEN INT      444717102       2,250    109,647        sole                109,647
I T T Corporation New                        com               450911102       3,051     58,545        sole                 58,545
Illinois Tool Works                          com               452308109         872     16,325        sole                 16,325
ING Clarion Global RE Income Fund            com               44982G104       1,890    243,900        sole                243,900
Intel Corp                                   com               458140100       1,510     71,789        sole                 71,789
Intl Business Machines                       com               459200101       7,874     53,651        sole                 53,651
iShares Barclays 1-3 Yr Credit Bond          iShs              464288646         709      6,798        sole                  6,798
iShares Barclays MBS Bond                    iShs              464288588         529      5,010        sole                  5,010
iShares Barclays TIPS Bond                   iShs              464287176       1,497     13,921        sole                 13,921
iShares iBoxx $ High Yield Corporate Bd      iShs              464288513       1,671     18,505        sole                 18,505
iShares iBoxx Inv Grade Corp Bond            iShs              464287242       1,467     13,528        sole                 13,528
J P Morgan Chase & Co.                       com               46625H100       2,166     51,072        sole                 51,072
Johnson & Johnson                            com               478160104       3,932     63,572        sole                 63,572
Kimberly-Clark Corp                          com               494368103       1,400     22,205        sole                 22,205
Kraft Foods Inc                              com               50075N104         597     18,949        sole                 18,949
Kroger Company                               com               501044101       2,743    122,690        sole                122,690
Lubrizol Corporation                         com               549271104       3,947     36,930        sole                 36,930
M S Emerging Mkt Debt                        com               61744H105         135     12,850        sole                 12,850
M S Emerging Mkts Domestic Debt              com               617477104       2,316    143,387        sole                143,387
Marathon Oil Company                         com               565849106         609     16,447        sole                 16,447
McDonald's Corp.                             com               580135101       6,479     84,405        sole                 84,405
Medtronic Inc                                com               585055106       1,448     39,048        sole                 39,048
Microsoft Corp                               com               594918104       2,833    101,515        sole                101,515
National Oilwell Varco, Inc.                 com               637071101         216      3,210        sole                  3,210
Northrop Grumman Corp                        com               666807102       3,897     60,158        sole                 60,158
Occidental Pete Corp                         com               674599105         632      6,440        sole                  6,440
Omnicom Group Inc                            com               681919106       3,362     73,401        sole                 73,401
Oracle Corporation                           com               68389X105       1,821     58,163        sole                 58,163
PepsiCo Incorporated                         com               713448108       1,263     19,334        sole                 19,334
Pfizer Incorporated                          com               717081103         724     41,350        sole                 41,350
PG & E Corp.                                 com               69331C108       4,920    102,845        sole                102,845
PowerShares DB Commodity Index Tracking FD   UNIT BEN INT      73935S105       2,933    106,445        sole                106,445
PowerShares DB Commodity Long ETN            PS CMDT LG ETN    25154H459         716     39,785        sole                 39,785
Powershares DB Gold Index Fd.                DB Gold Fund      73936B606         612     12,210        sole                 12,210
Procter & Gamble                             com               742718109       6,364     98,931        sole                 98,931
Riversource Lasalle INTL RE FD               com               76932W102         164     17,415        sole                 17,415
Ross Stores, Inc                             com               778296103       1,002     15,840        sole                 15,840
Schlumberger LTD                             com               806857108         403      4,825        sole                  4,825
Simon Ppty Group New                         com               828806109       1,217     12,235        sole                 12,235
SPDR Barclays Capital High Yield Bond        BRCLYS YLD ETF    78464A417         463     11,650        sole                 11,650
SPDR Gold Shares                             GOLD SHS          78463V107       3,312     23,878        sole                 23,878
State Street Corp                            com               857477103         241      5,190        sole                  5,190
Stereotaxis Inc                              com               85916J102          73     19,030        sole                 19,030
Suncor Energy Inc                            com               867224107         241      6,305        sole                  6,305
Sysco Corporation                            com               871829107         861     29,271        sole                 29,271
T J X Cos Inc                                com               872540109       2,643     59,537        sole                 59,537
Target Corporation                           com               87612E106         752     12,505        sole                 12,505
TCW Strategic Income Fund, Inc.              com               872340104       1,640    314,180        sole                314,180
Teleflex, Inc.                               com               879369106       1,897     35,250        sole                 35,250
Teva Pharm Inds Ltd Adrf                     ADR               881624209       2,352     45,112        sole                 45,112
Texas Instruments Inc                        com               882508104       3,392    104,375        sole                104,375
The Bank Of Nova Scotia                      com               064149107         761     13,305        sole                 13,305
Thermo Fisher Scientific  Inc.               com               883556102       3,998     72,221        sole                 72,221
Toronto-Dominion Bank                        com new           891160509       6,402     86,150        sole                 86,150
Total S.A. ADS                               Spon ADR          89151E109       3,249     60,761        sole                 60,761
Travelers Companies Inc                      com               89417E109       1,157     20,770        sole                 20,770
U G I Corporation New                        com               902681105       5,976    189,241        sole                189,241
Union Pacific                                com               907818108       1,042     11,250        sole                 11,250
United Technologies Corp                     com               913017109       5,359     68,082        sole                 68,082
US Bancorp                                   com new           902973304       1,920     71,188        sole                 71,188
V F Corporation                              com               918204108         570      6,610        sole                  6,610
Verizon Communications                       com               92343V104       4,417    123,452        sole                123,452
Walgreen Company                             com               931422109       1,158     29,723        sole                 29,723
Wal-Mart Stores Inc                          com               931142103       6,479    120,142        sole                120,142
Washington REIT                              SH BEN INT        939653101       1,806     58,285        sole                 58,285
Wells Fargo & Company                        com               949746101         958     30,906        sole                 30,906
Western Asset High Income Oppty Fd Inc       com               95766K109         135     22,140        sole                 22,140
Western Asset Intermediate Muni Fd           com               958435109         623     66,070        sole                 66,070